Income Taxes - Statutory income tax rate (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income at US Statutory Rate	21.00%
State taxes, net of federal tax benefit	0.00%
Valuation Allowance	(22.00%)
Income tax benefit	(1.00%)
BFLY Operations Inc
Income at US Statutory Rate		21.00%	21.00%
State taxes, net of federal tax benefit		3.18%	3.30%
Permanent Differences		(0.70%)	(0.44%)
Tax Credits		0.86%	1.32%
Foreign Rate Differential		0.00%	(0.01%)
Valuation Allowance		(24.35%)	(25.04%)
Other		(0.01%)	(0.13%)
Income tax benefit		(0.02%)	0.00%